Cash flow information (Tables)	3 Months Ended
Sep. 30, 2022
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of September 30,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2022	2022
Cash at bank	85,112	60,034
Deposits at call	390	413
	85,502	60,447

(in U.S. dollars, in thousands)	Three months ended of September 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2022	2021
Loss for the period	(16,884)	(22,645)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,105	1,093
Foreign exchange losses	504	122
Finance costs	4,551	4,140
Remeasurement of borrowing arrangements	(54)	(480)
Remeasurement of contingent consideration	(4,468)	(280)
Remeasurement of warrant liabilities	401	—
Equity settled share-based payment	350	1,076
Deferred tax benefit	(55)	(62)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	519	(1,080)
Decrease/(increase) in prepayments	1,342	1,843
Increase/(decrease) in trade creditors and accruals	(2,388)	(3,016)
Increase/(decrease) in provisions	790	1,090
Net cash outflows used in operations	(14,287)	(18,199)